UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779
______________________________________________________________________________________

JOHN HANCOCK FUNDS II
______________________________________________________________________________________

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

______________________________________________________________________________________
(Address of principal executive offices)                                                                            (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

3.31.2007

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.99%
JOHN HANCOCK FUNDS II - 91.95%
All Cap Growth (AIM)	3,500,576	$62,905,360
All Cap Value (Lord, Abbett)	3,820,366	62,959,627
Blue Chip Growth (T. Rowe Price)	8,138,028	157,714,987
Capital Appreciation (Jennison)	12,133,772	125,948,550
Core Equity (Legg Mason)	5,979,494	94,356,419
Emerging Growth (MFC Global U.S.)	3,770,900	62,823,201
Equity-Income (T. Rowe Price)	3,312,343	63,000,761
Fundamental Value (Davis)	7,420,610	126,076,163
International Equity Index (SSgA)	7,469,753	159,031,043
International Opportunities (Marsico)	7,023,949	126,992,998
International Small Cap (Templeton)	4,310,382	96,293,940
International Small Company (DFA)	8,494,311	96,240,539
International Value (Templeton)	11,749,703	222,891,865
Large Cap (UBS)	4,002,731	62,762,826
Large Cap Value (BlackRock)	1,222,749	31,375,733
Mid Cap Index (MFC Global U.S.A.)	6,075,120	126,180,238
Mid Cap Stock (Wellington)	3,677,676	63,108,926
Mid Cap Value (Lord, Abbett)	3,002,024	63,162,580
Mid Cap Value Equity (RiverSource)	2,890,186	31,387,424
Natural Resources (Wellington)	4,218,766	159,680,295
Quantitative Mid Cap (MFC Global U.S.A.)	3,979,882	62,762,743
Quantitative Value (MFC Global U.S.A.)	5,413,614	94,467,570
Small Cap (Independence)	6,058,904	94,943,026
Small Cap Index (MFC Global U.S.A.)	3,663,555	62,903,234
Small Company (American Century)	3,613,097	62,831,748
Small Company Value (T. Rowe Price)	3,638,158	94,482,971
Special Value (Clearbridge)	2,847,657	63,018,642
U.S. Global Leaders Growth (Sustainable
Growth)	2,367,659	31,442,511
U.S. Multi Sector (GMO)	22,846,113	252,449,553
Value & Restructuring (Excelsior)	2,536,177	31,524,686
Vista (American Century)	5,151,647	63,571,322

		2,909,291,481
JOHN HANCOCK FUNDS III - 8.04%
International Core (GMO)	5,700,563	254,530,148

TOTAL INVESTMENT COMPANIES (Cost $2,769,856,552)		$3,163,821,629

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $2,769,856,552) - 99.99%		$3,163,821,629
Other Assets in Excess of Liabilities - 0.01%		363,193

TOTAL NET ASSETS - 100.00%		$3,164,184,822

Lifestyle Balanced Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.98%
JOHN HANCOCK FUNDS II - 95.90%
Active Bond (MFC Global U.S./Declaration)	17,562,379	$168,598,838
All Cap Core (Deutsche)	15,941,936	172,332,333

Lifestyle Balanced Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Blue Chip Growth (T. Rowe Price)	35,731,850	$692,483,255
Core Bond (Wells Capital)	13,501,804	168,637,536
Core Equity (Legg Mason)	16,381,839	258,505,426
Equity-Income (T. Rowe Price)	13,593,638	258,551,000
Fundamental Value (Davis)	15,234,550	258,835,009
Global Bond (PIMCO)	17,382,032	254,299,134
Global Real Estate (Deutsche)	20,727,091	257,430,476
High Income (MFC Global U.S.)	15,327,802	168,912,373
High Yield (WAMCO)	74,530,016	766,168,563
International Opportunities (Marsico)	9,521,605	172,150,627
International Small Cap (Templeton)	7,795,034	174,141,058
International Value (Templeton)	18,316,405	347,462,207
Large Cap (UBS)	5,432,725	85,185,136
Large Cap Value (BlackRock)	10,140,620	260,208,304
Mid Cap Stock (Wellington)	4,941,536	84,796,754
Natural Resources (Wellington)	9,285,307	351,448,853
Quantitative Value (MFC Global U.S.A.)	9,929,526	173,270,227
Real Estate Equity (T. Rowe Price)	10,003,070	121,537,297
Real Return Bond (PIMCO)	32,191,422	423,961,023
Small Cap (Independence)	5,435,239	85,170,193
Small Cap Opportunities (Munder)	3,133,126	75,477,007
Small Company Value (T. Rowe Price)	3,261,464	84,700,222
Spectrum Income (T. Rowe Price)	40,416,241	423,966,364
Strategic Bond (WAMCO)	14,170,686	168,631,163
Strategic Income (MFC Global U.S.)	16,892,730	168,927,302
Total Return (PIMCO)	30,938,211	424,162,872
U.S. Global Leaders Growth (Sustainable
Growth)	19,491,515	258,847,326
U.S. High Yield Bond (Wells Capital)	12,720,500	168,801,036
U.S. Multi Sector (GMO)	46,923,537	518,505,083
Value & Restructuring (Excelsior)	13,985,155	173,835,478

		8,169,939,475
JOHN HANCOCK FUNDS III - 4.08%
International Core (GMO)	7,779,520	347,355,555

TOTAL INVESTMENT COMPANIES (Cost $7,814,636,197)		$8,517,295,030

Total Investments (Lifestyle Balanced Portfolio)
(Cost $7,814,636,197) - 99.98%		$8,517,295,030
Other Assets in Excess of Liabilities - 0.02%		1,770,512

TOTAL NET ASSETS - 100.00%		$8,519,065,542

Lifestyle Conservative Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.96%
JOHN HANCOCK FUNDS II - 97.89%
Active Bond (MFC Global U.S./Declaration)	13,580,668	$130,374,410
Blue Chip Growth (T. Rowe Price)	1,443,916	27,983,090
Core Bond (Wells Capital)	2,060,830	25,739,771

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Equity-Income (T. Rowe Price)	1,472,635	$28,009,520
Fundamental Value (Davis)	1,650,442	28,041,014
Global Bond (PIMCO)	7,123,589	104,218,103
Global Real Estate (Deutsche)	3,227,424	40,084,610
High Income (MFC Global U.S.)	2,360,764	26,015,623
High Yield (WAMCO)	5,049,923	51,913,203
International Value (Templeton)	2,141,250	40,619,509
Investment Quality Bond (Wellington)	5,544,187	64,977,873
Real Estate Equity (T. Rowe Price)	1,506,755	18,307,071
Real Return Bond (PIMCO)	3,940,659	51,898,479
Spectrum Income (T. Rowe Price)	13,662,287	143,317,389
Strategic Bond (WAMCO)	2,169,888	25,821,670
Strategic Income (MFC Global U.S.)	3,882,676	38,826,764
Total Return (PIMCO)	15,233,436	208,850,407
U.S. Government Securities (WAMCO)	10,579,189	143,453,807
U.S. High Yield Bond (Wells Capital)	1,954,705	25,938,938
U.S. Multi Sector (GMO)	2,530,902	27,966,472
Value & Restructuring (Excelsior)	2,278,620	28,323,251

		1,280,680,974
JOHN HANCOCK FUNDS III - 2.07%
International Core (GMO)	607,305	27,116,155

TOTAL INVESTMENT COMPANIES (Cost $1,257,139,094)		$1,307,797,129

Total Investments (Lifestyle Conservative Portfolio)
(Cost $1,257,139,094) - 99.96%		$1,307,797,129
Other Assets in Excess of Liabilities - 0.04%		532,249

TOTAL NET ASSETS - 100.00%		$1,308,329,378

Lifestyle Growth Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.98%
JOHN HANCOCK FUNDS II - 93.91%
All Cap Core (Deutsche)	16,872,025	$182,386,595
All Cap Growth (AIM)	5,064,763	91,013,791
All Cap Value (Lord, Abbett)	11,067,093	182,385,690
Blue Chip Growth (T. Rowe Price)	18,878,506	365,865,440
Capital Appreciation (Jennison)	35,215,124	365,532,990
Core Equity (Legg Mason)	17,348,401	273,757,766
Equity-Income (T. Rowe Price)	14,408,422	274,048,187
Fundamental Value (Davis)	21,559,622	366,297,982
Global Bond (PIMCO)	12,444,570	182,064,054
Global Real Estate (Deutsche)	7,349,655	91,282,716
High Income (MFC Global U.S.)	8,176,425	90,104,203
High Yield (WAMCO)	44,451,542	456,961,854
International Equity Index (SSgA)	8,699,358	185,209,322
International Opportunities (Marsico)	20,434,404	369,454,022
International Small Cap (Templeton)	8,365,552	186,886,434

Lifestyle Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
International Small Company (DFA)	16,485,170	$186,776,980
International Value (Templeton)	19,527,024	370,427,651
Large Cap (UBS)	5,777,706	90,594,427
Large Cap Value (BlackRock)	3,557,417	91,283,314
Mid Cap Index (MFC Global U.S.A.)	22,026,987	457,500,520
Mid Cap Stock (Wellington)	5,320,057	91,292,170
Mid Cap Value Equity (RiverSource)	8,342,587	90,600,493
Natural Resources (Wellington)	9,799,105	370,896,137
Quantitative Value (MFC Global U.S.A.)	15,787,265	275,487,767
Real Estate Equity (T. Rowe Price)	6,841,691	83,126,545
Real Return Bond (PIMCO)	20,733,462	273,059,692
Small Cap (Independence)	5,831,241	91,375,539
Small Cap Index (MFC Global U.S.A.)	5,292,756	90,876,616
Small Cap Opportunities (Munder)	6,599,007	158,970,080
Small Company Growth (AIM)	7,291,417	90,923,965
Small Company Value (T. Rowe Price)	3,505,932	91,049,056
Special Value (Clearbridge)	4,095,419	90,631,615
Spectrum Income (T. Rowe Price)	17,309,930	181,581,166
Strategic Bond (WAMCO)	7,568,353	90,063,407
Strategic Income (MFC Global U.S.)	9,025,220	90,252,200
Total Return (PIMCO)	26,623,677	365,010,611
U.S. Global Leaders Growth (Sustainable
Growth)	20,662,567	274,398,889
U.S. High Yield Bond (Wells Capital)	6,802,822	90,273,448
U.S. Multi Sector (GMO)	58,061,751	641,582,354
Value & Restructuring (Excelsior)	7,365,405	91,551,980
Vista (American Century)	7,510,313	92,677,266

		8,575,514,934
JOHN HANCOCK FUNDS III - 6.07%
International Core (GMO)	12,404,155	553,845,541

TOTAL INVESTMENT COMPANIES (Cost $8,216,730,979)		$9,129,360,475

Total Investments (Lifestyle Growth Portfolio)
(Cost $8,216,730,979) - 99.98%		$9,129,360,475
Other Assets in Excess of Liabilities - 0.02%		2,113,578

TOTAL NET ASSETS - 100.00%		$9,131,474,053

Lifestyle Moderate Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.96%
JOHN HANCOCK FUNDS II - 94.94%
Active Bond (MFC Global U.S./Declaration)	18,542,955	$178,012,366
Blue Chip Growth (T. Rowe Price)	5,888,031	114,110,037
Core Bond (Wells Capital)	3,530,650	44,097,813
Core Equity (Legg Mason)	5,791,684	91,392,766
Equity-Income (T. Rowe Price)	2,423,761	46,099,925
Fundamental Value (Davis)	5,414,625	91,994,478
Global Bond (PIMCO)	9,120,857	133,438,134

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Global Real Estate (Deutsche)	3,630,669	$45,092,904
High Income (MFC Global U.S.)	6,029,143	66,441,153
High Yield (WAMCO)	12,994,977	133,588,362
International Equity Index (SSgA)	2,117,350	45,078,377
International Opportunities (Marsico)	1,257,268	22,731,401
International Value (Templeton)	3,550,821	67,359,079
Investment Quality Bond (Wellington)	3,764,330	44,117,952
Real Estate Equity (T. Rowe Price)	2,638,415	32,056,737
Real Return Bond (PIMCO)	6,726,797	88,591,912
Small Cap (Independence)	1,442,110	22,597,867
Small Company (American Century)	2,578,446	44,839,173
Small Company Value (T. Rowe Price)	866,838	22,511,779
Spectrum Income (T. Rowe Price)	16,972,296	178,039,387
Strategic Bond (WAMCO)	3,706,205	44,103,839
Strategic Income (MFC Global U.S.)	4,417,451	44,174,508
Total Return (PIMCO)	19,460,316	266,800,931
U.S. Government Securities (WAMCO)	3,254,274	44,127,953
U.S. High Yield Bond (Wells Capital)	5,013,796	66,533,077
U.S. Multi Sector (GMO)	8,295,157	91,661,486
Value & Restructuring (Excelsior)	3,722,158	46,266,421

		2,115,859,817
JOHN HANCOCK FUNDS III - 5.02%
International Core (GMO)	2,506,639	111,921,449

TOTAL INVESTMENT COMPANIES (Cost $2,086,785,401)		$2,227,781,266

Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,086,785,401) - 99.96%		$2,227,781,266
Other Assets in Excess of Liabilities - 0.04%		815,790

TOTAL NET ASSETS - 100.00%		$2,228,597,056

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2007 (Unaudited) - continued
(showing percentage of total net assets)

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on March 31, 2007
**	Purchased on a forward commitment
***	At March 31, 2007, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.
****	At March 31, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
Notes to Financial Statements – continued (Unaudited)

At March 31, 2007, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

				Net Unrealized
			Unrealized	Appreciation/
Portfolio Name	Aggregate Cost	Unrealized Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive Portfolio	$2,769,856,552	$ 394,937,489	($972,411)	$393,965,077
Lifestyle Balanced Portfolio	7,814,636,197	706,037,936	(3,379,104)	702,658,833
Lifestyle Conservative Portfolio	1,257,139,094	51,574,182	(916,147)	50,658,035
Lifestyle Growth Portfolio	8,216,730,979	914,572,027	(1,942,532)	912,629,496
Lifestyle Moderate Portfolio	2,086,785,401	142,053,063	(1,057,197)	140,995,865

The accompanying notes are an integral part of the financial statements.

For more information

Trustees

Charles L. Ladner, *Chairman**

Charles L. Bardelis*

James R. Boyle †

Peter S. Burgess*

Elizabeth G. Cook

William H. Cunningham

Hassell H. McClellan

James M. Oates

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

John G. Vrysen
Chief Financial Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

Thomas Kinzler
Secretary and Chief Legal Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Growth Portfolio.

LS0Q1 3/07
5/07

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.